UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

Investors Florida Municipal Cash Fund

Investors Michigan Municipal Cash Fund

Investors New Jersey Municipal Cash Fund

Investors Pennsylvania Municipal Cash Fund

Tax-Exempt New York Money Market Fund

Each a Series of Investors Municipal Cash Fund

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

Two International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 03/31

Date of reporting period: 7/1/05-6/30/06

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06108
Reporting Period: 07/01/2005 - 06/30/2006
Investors Municipal Cash Fund

================= A      TAX-EXEMPT NEW YORK MONEY MARKET FUND =================

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

=============== B      INVESTORS NEW JERSEY MUNICIPAL CASH FUND ================

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

============== C      INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND ===============

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

================ D      INVESTORS MICHIGAN MUNICIPAL CASH FUND =================

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

================= E      INVESTORS FLORIDA MUNICIPAL CASH FUND =================

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investors Municipal Cash Fund

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/22/06

* Print the name and title of each signing officer under his or her signature.